SHARE-BASED COMPENSATION - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share Based Payment Plans [line items]
Total expense related to the potential ordinary shares	€ 8	€ 7
PSUs
Share Based Payment Plans [line items]
Share based compensation vesting period	3 years
PSUs | Bottom of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier	0.00%
PSUs | Top of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier	200.00%
RSUs
Share Based Payment Plans [line items]
Share based compensation vesting period	3 years